UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA REAL RETURN FUND
MARCH 31, 2014

                                                                      (Form N-Q)

94425-0514                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
March 31, 2014 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (12.5%)

               COMMON STOCKS (11.0%)

               CONSUMER DISCRETIONARY (0.5%)
               -----------------------------
               ADVERTISING (0.1%)
     6,600     Omnicom Group, Inc.                                                             $     479
                                                                                               ---------
               AUTOMOBILE MANUFACTURERS (0.1%)
    29,000     Ford Motor Co.                                                                        453
                                                                                               ---------
               DEPARTMENT STORES (0.2%)
    13,100     Kohl's Corp.                                                                          744
                                                                                               ---------
               SPECIALIZED CONSUMER SERVICES (0.1%)
    17,400     H&R Block, Inc.                                                                       525
                                                                                               ---------
               Total Consumer Discretionary                                                        2,201
                                                                                               ---------
               CONSUMER STAPLES (0.8%)
               -----------------------
               DRUG RETAIL (0.3%)
    17,000     Walgreen Co.                                                                        1,122
                                                                                               ---------
               FOOD DISTRIBUTORS (0.1%)
    15,800     Sysco Corp.                                                                           571
                                                                                               ---------
               HOUSEHOLD PRODUCTS (0.1%)
     6,238     Procter & Gamble Co.                                                                  503
                                                                                               ---------
               HYPERMARKETS & SUPER CENTERS (0.2%)
     9,800     Wal-Mart Stores, Inc.                                                                 749
                                                                                               ---------
               TOBACCO (0.1%)
     7,500     Philip Morris International, Inc.                                                     614
                                                                                               ---------
               Total Consumer Staples                                                              3,559
                                                                                               ---------
               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.7%)
    14,700     Chevron Corp.                                                                       1,748
    16,100     Occidental Petroleum Corp.                                                          1,534
                                                                                               ---------
                                                                                                   3,282
                                                                                               ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     9,700     ConocoPhillips                                                                        682
    15,900     Marathon Oil Corp.                                                                    565
                                                                                               ---------
                                                                                                   1,247
                                                                                               ---------
               Total Energy                                                                        4,529
                                                                                               ---------
               FINANCIALS (2.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
       870     BlackRock, Inc.                                                                       273

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1  | USAA Real Return Fund
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
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
     5,100     State Street Corp.                                                              $     355
                                                                                               ---------
                                                                                                     628
                                                                                               ---------
               CONSUMER FINANCE (0.2%)
    10,100     Capital One Financial Corp.                                                           779
                                                                                               ---------
               DIVERSIFIED BANKS (0.3%)
    26,800     Wells Fargo & Co.                                                                   1,333
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.4%)
    28,800     MetLife, Inc.                                                                       1,521
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    29,900     JPMorgan Chase & Co.                                                                1,815
                                                                                               ---------
               REGIONAL BANKS (0.6%)
    30,000     BB&T Corp.                                                                          1,205
    15,200     PNC Financial Services Group, Inc.                                                  1,323
                                                                                               ---------
                                                                                                   2,528
                                                                                               ---------
               THRIFTS & MORTGAGE FINANCE (0.1%)
    30,225     People's United Financial, Inc.                                                       450
                                                                                               ---------
               Total Financials                                                                    9,054
                                                                                               ---------
               HEALTH CARE (1.8%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
    10,000     Medtronic, Inc.                                                                       616
                                                                                               ---------
               PHARMACEUTICALS (1.7%)
    38,900     AbbVie, Inc.                                                                        1,999
    19,100     Johnson & Johnson                                                                   1,876
    26,700     Merck & Co., Inc.                                                                   1,516
    59,800     Pfizer, Inc.                                                                        1,921
                                                                                               ---------
                                                                                                   7,312
                                                                                               ---------
               Total Health Care                                                                   7,928
                                                                                               ---------
               INDUSTRIALS (1.6%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
     9,500     Raytheon Co.                                                                          939
    11,000     United Technologies Corp.                                                           1,285
                                                                                               ---------
                                                                                                   2,224
                                                                                               ---------
               AIR FREIGHT & LOGISTICS (0.2%)
    11,400     United Parcel Service, Inc. "B"                                                     1,110
                                                                                               ---------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     3,700     Caterpillar, Inc.                                                                     368
                                                                                               ---------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    27,100     Republic Services, Inc.                                                               926
                                                                                               ---------
               INDUSTRIAL CONGLOMERATES (0.5%)
    85,300     General Electric Co.                                                                2,208
                                                                                               ---------
               INDUSTRIAL MACHINERY (0.1%)
     3,700     Stanley Black & Decker, Inc.                                                          300
                                                                                               ---------
               Total Industrials                                                                   7,136
                                                                                               ---------
               INFORMATION TECHNOLOGY (2.2%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
    74,210     Cisco Systems, Inc.                                                                 1,663
                                                                                               ---------
               COMPUTER HARDWARE (0.5%)
       730     Apple, Inc.                                                                           392

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                                                   Portfolio of Investments |  2

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
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    56,200     Hewlett-Packard Co.                                                             $   1,818
                                                                                               ---------
                                                                                                   2,210
                                                                                               ---------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
    13,600     Seagate Technology plc                                                                764
                                                                                               ---------
               SEMICONDUCTORS (0.7%)
    56,780     Intel Corp.                                                                         1,465
    30,700     Texas Instruments, Inc.                                                             1,448
                                                                                               ---------
                                                                                                   2,913
                                                                                               ---------
               SYSTEMS SOFTWARE (0.4%)
    47,500     Microsoft Corp.                                                                     1,947
                                                                                               ---------
               Total Information Technology                                                        9,497
                                                                                               ---------
               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
    14,100     Freeport-McMoRan Copper & Gold, Inc.                                                  466
                                                                                               ---------
               PAPER PACKAGING (0.1%)
     6,700     Bemis Co., Inc.                                                                       263
                                                                                               ---------
               PAPER PRODUCTS (0.1%)
     8,200     International Paper Co.                                                               376
                                                                                               ---------
               Total Materials                                                                     1,105
                                                                                               ---------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    18,300     AT&T, Inc.                                                                            642
    24,900     CenturyLink, Inc.                                                                     818
    10,126     Verizon Communications, Inc.                                                          481
                                                                                               ---------
                                                                                                   1,941
                                                                                               ---------
               Total Telecommunication Services                                                    1,941
                                                                                               ---------
               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
     7,000     Southern Co.                                                                          308
                                                                                               ---------
               GAS UTILITIES (0.1%)
     8,000     ONEOK, Inc.                                                                           474
                                                                                               ---------
               MULTI-UTILITIES (0.1%)
    16,500     CenterPoint Energy, Inc.                                                              391
                                                                                               ---------
               Total Utilities                                                                     1,173
                                                                                               ---------
               Total Common Stocks (cost: $38,217)                                                48,123
                                                                                               ---------
               PREFERRED STOCKS (0.2%)

               ENERGY (0.2%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,000     Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)                           1,123
                                                                                               ---------
               FIXED-INCOME EXCHANGE-TRADED FUNDS (1.3%)
    50,000     iShares TIPS Bond ETF (cost: $5,636)                                                5,605
                                                                                               ---------
               Total U.S. Equity Securities(cost: $44,840)                                        54,851
                                                                                               ---------

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3  | USAA Real Return Fund

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
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INTERNATIONAL EQUITY SECURITIES (20.4%)

               COMMON STOCKS (2.6%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOTELS, RESORTS & CRUISE LINES (0.2%)
    21,700     Carnival Corp.                                                                  $     822
                                                                                               ---------
               CONSUMER STAPLES (0.2%)
               -----------------------
               PACKAGED FOODS & MEAT (0.2%)
    18,900     Unilever N.V.                                                                         777
                                                                                               ---------
               ENERGY (0.5%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
    19,683     Royal Dutch Shell plc ADR                                                           1,438
                                                                                               ---------
               OIL & GAS DRILLING (0.2%)
    24,600     Transocean Ltd.                                                                     1,017
                                                                                               ---------
               Total Energy                                                                        2,455
                                                                                               ---------
               FINANCIALS (0.4%)
               -----------------
               DIVERSIFIED BANKS (0.4%)
    32,600     HSBC Holdings plc ADR                                                               1,657
                                                                                               ---------
               HEALTH CARE (0.3%)
               ------------------
               PHARMACEUTICALS (0.3%)
    15,200     Novartis AG ADR                                                                     1,292
                                                                                               ---------
               INDUSTRIALS (0.4%)
               ------------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    22,100     Eaton Corp. plc                                                                     1,660
                                                                                               ---------
               MATERIALS (0.3%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
     4,600     LyondellBasell Industries N.V. "A"                                                    409
                                                                                               ---------
               DIVERSIFIED METALS & MINING (0.2%)
    17,000     Rio Tinto plc ADR                                                                     949
                                                                                               ---------
               Total Materials                                                                     1,358
                                                                                               ---------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    16,000     Rogers Communications, Inc. "B"                                                       663
    18,927     Vodafone Group plc ADR                                                                697
                                                                                               ---------
                                                                                                   1,360
                                                                                               ---------
               Total Telecommunication Services                                                    1,360
                                                                                               ---------
               Total Common Stocks (cost: $10,959)                                                11,381
                                                                                               ---------
               EXCHANGE-TRADED FUNDS (15.6%)
   200,000     EGShares Emerging Markets Consumer ETF                                              5,306
   387,160     iShares Core MSCI Emerging Markets ETF                                             19,002
    80,000     iShares Global Timber & Forestry ETF                                                4,143
   150,000     iShares MSCI Global Agriculture Producers ETF                                       4,117
    61,110     iShares MSCI Malaysia ETF                                                             956
    14,590     iShares MSCI Philippines ETF                                                          498

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                                                   Portfolio of Investments |  4

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
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    34,482     iShares MSCI South Korea Capped ETF                                             $   2,121
    58,139     iShares MSCI Turkey ETF                                                             2,830
    51,000     SPDR S&P Emerging Markets SmallCap ETF                                              2,420
   300,000     SPDR S&P Global Natural Resources ETF                                              15,102
    84,304     WisdomTree Emerging Markets Equity Income Fund                                      4,137
    80,000     WisdomTree Emerging Markets SmallCap Dividend Fund                                  3,725
   200,000     WisdomTree India Earnings Fund                                                      3,792
                                                                                               ---------
               Total Exchange-Traded Funds (cost: $68,062)                                        68,149
                                                                                               ---------
               FIXED-INCOME EXCHANGE-TRADED FUNDS (2.2%)
   210,429     WisdomTree Emerging Markets Local Debt Fund (cost $11,137)                          9,653
                                                                                               ---------
               Total International Equity Securities (cost: $90,158)                              89,183
                                                                                               ---------
               PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (10.1%)

               GOLD (3.5%)

               AFRICAN GOLD COMPANIES (0.3%)
    18,500     AngloGold Ashanti Ltd. ADR*                                                           316
    90,000     Gold Fields Ltd. ADR                                                                  332
   160,000     Harmony Gold Mining Co. Ltd. ADR*                                                     488
     7,500     Sibanye Gold Ltd. ADR                                                                  63
                                                                                               ---------
                                                                                                   1,199
                                                                                               ---------
               AUSTRALIAN GOLD COMPANIES (0.2%)
    77,800     Newcrest Mining Ltd.*                                                                 714
                                                                                               ---------
               EUROPEAN GOLD COMPANIES (0.5%)
    31,500     Randgold Resources Ltd. ADR                                                         2,362
                                                                                               ---------
               NORTH AMERICAN GOLD COMPANIES (2.3%)
    15,000     Agnico-Eagle Mines Ltd.                                                               454
    15,000     Alamos Gold, Inc.                                                                     136
    55,000     AuRico Gold, Inc.                                                                     239
   304,600     B2Gold Corp.*                                                                         827
    11,200     Barrick Gold Corp.                                                                    200
   105,000     Centerra Gold, Inc.                                                                   489
   104,700     Dundee Precious Metals, Inc.*                                                         378
   114,000     Eldorado Gold Corp.                                                                   636
    32,200     Goldcorp, Inc.                                                                        788
   130,000     IAMGOLD Corp.                                                                         458
    46,000     Kinross Gold Corp.                                                                    190
    12,300     Newmont Mining Corp.                                                                  288
   180,000     Osisko Mining Corp.*                                                                1,120
    36,400     Royal Gold, Inc.                                                                    2,279
   350,000     Semafo, Inc.                                                                        1,235
    39,000     Yamana Gold, Inc.                                                                     342
                                                                                               ---------
                                                                                                  10,059
                                                                                               ---------
               SOUTH AMERICAN GOLD COMPANIES (0.2%)
    88,000     Compania de Minas Buenaventura S.A. ADR                                             1,106
                                                                                               ---------
               Total Gold (cost: $21,464)                                                         15,440
                                                                                               ---------
               PLATINUM GROUP METALS (0.1%)
    26,000     Impala Platinum Holdings Ltd. (cost $649)                                             297
                                                                                               ---------
               SILVER (0.2%)
    61,000     Pan American Silver Corp. (cost $1,190)                                               785
                                                                                               ---------

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5  | USAA Real Return Fund

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
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (6.3%)
    20,000     ETFS Physical Palladium Shares*                                                 $   1,511
    10,000     ETFS Platinum Trust*                                                                1,381
   900,000     iShares Gold Trust*                                                                11,196
   275,000     PowerShares DB Oil Fund*                                                            7,871
    45,000     SPDR Gold Shares*                                                                   5,562
                                                                                               ---------
               Total Exchange-Traded Funds (cost: $26,791)                                        27,521
                                                                                               ---------
               Total Precious Metals and Commodity - Related Securities(cost: $50,094)            44,043
                                                                                               ---------
               GLOBAL REAL ESTATE EQUITY SECURITIES (6.7%)

               COMMON STOCKS (3.5%)

               REITs - DIVERSIFIED (0.3%)
   105,000     Cousins Properties, Inc.                                                            1,204
                                                                                               ---------
               REITs - INDUSTRIAL (0.3%)
    30,000     ProLogis, Inc.                                                                      1,225
                                                                                               ---------
               REITs - OFFICE (0.3%)
    11,000     Boston Properties, Inc.                                                             1,260
                                                                                               ---------
               REITs - RESIDENTIAL (0.9%)
    16,600     American Campus Communities, Inc.                                                     620
    10,000     AvalonBay Communities, Inc.                                                         1,313
    25,000     Equity LifeStyle Properties, Inc.                                                   1,016
    21,000     Equity Residential                                                                  1,218
                                                                                               ---------
                                                                                                   4,167
                                                                                               ---------
               REITs - RETAIL (0.9%)
    10,100     Federal Realty Investment Trust                                                     1,159
    15,700     Regency Centers Corp.                                                                 802
     7,000     Simon Property Group, Inc.                                                          1,148
     9,600     Taubman Centers, Inc.                                                                 679
                                                                                               ---------
                                                                                                   3,788
                                                                                               ---------
               REITs - SPECIALIZED (0.8%)
    10,020     American Tower Corp.                                                                  820
    14,000     Extra Space Storage, Inc.                                                             679
    50,000     Host Hotels & Resorts, Inc.                                                         1,012
    20,000     Ventas, Inc.                                                                        1,212
                                                                                               ---------
                                                                                                   3,723
                                                                                               ---------
               Total Common Stocks (cost: $14,285)                                                15,367
                                                                                               ---------
               EXCHANGE-TRADED FUNDS (3.2%)
   340,000     SPDR Dow Jones International Real Estate ETF (cost $13,818)                        13,998
                                                                                               ---------
               Total Global Real Estate Equity Securities (cost: $28,103)                         29,365
                                                                                               ---------

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                                                   Portfolio of Investments |  6

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
--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)(h)       SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               BONDS (45.1%)

               CORPORATE OBLIGATIONS (17.1%)

               CONSUMER DISCRETIONARY (0.5%)
               -----------------------------
               APPAREL RETAIL (0.2%)
$     1,000    L Brands, Inc.                                         6.95%      3/01/2033     $   1,038
                                                                                               ---------
               CABLE & SATELLITE (0.1%)
GBP     120    Comcast Corp.                                          5.50      11/23/2029           227
                                                                                               ---------
               SPECIALTY STORES (0.2%)
        988    Harbor Freight Tools USA, Inc. (b)                     4.75       7/26/2019           999
                                                                                               ---------
               Total Consumer Discretionary                                                        2,264
                                                                                               ---------
               CONSUMER STAPLES (0.2%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
JPY 100,000    Wal-Mart Stores, Inc.                                  0.94       7/28/2015           977
                                                                                               ---------
               ENERGY (3.4%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
      1,000    Exterran Partners, LP                                  6.00       4/01/2021         1,000
                                                                                               ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
        500    Berry Petroleum Co.                                    6.75      11/01/2020           530
      1,000    QEP Resources, Inc.                                    6.80       3/01/2020         1,081
      1,000    Samson Investment Co. (b)                              5.00       9/25/2018         1,011
                                                                                               ---------
                                                                                                   2,622
                                                                                               ---------
               OIL & GAS REFINING & MARKETING (0.1%)
        398    Tesoro Corp. (b)                                       2.40       5/30/2016           399
                                                                                               ---------
               OIL & GAS STORAGE & TRANSPORTATION (2.5%)
      1,000    Enbridge Energy Partners, LP                           8.05      10/01/2037         1,128
      1,000    Enbridge, Inc.                                         0.90 (c)  10/01/2016         1,004
      1,000    Energy Transfer Partners, LP                           3.26 (c)  11/01/2066           920
      1,000    Enterprise Products Operating, LLC                     7.00       6/01/2067         1,056
      1,000    Genesis Energy, LP & Genesis Energy Finance Corp.      5.75       2/15/2021         1,040
      1,000    Kinder Morgan, Inc. (a)                                5.00       2/15/2021         1,006
        325    Markwest Energy Partners Finance Corp.                 6.25       6/15/2022           353
        875    Martin Midstream Partners, LP                          8.88       4/01/2018           914
        927    NGPL PipeCo, LLC (b)                                   6.75       9/15/2017           907
      1,000    NGPL PipeCo, LLC (a)                                   9.63       6/01/2019         1,072
      1,310    Targa Resources Partners, LP                           6.88       2/01/2021         1,412
                                                                                               ---------
                                                                                                  10,812
                                                                                               ---------
               Total Energy                                                                       14,833
                                                                                               ---------
               FINANCIALS (7.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
        890    NTC Capital I                                          0.76 (c)   1/15/2027           748
      2,010    State Street Capital Trust IV                          1.23 (c)   6/01/2077         1,668
        833    Walter Investment Management Corp. (b)                 4.75      12/11/2020           830
                                                                                               ---------
                                                                                                   3,246
                                                                                               ---------
               CONSUMER FINANCE (0.5%)
      1,000    American Express Co.                                   6.80       9/01/2066         1,099
      1,000    American Express Credit Corp.                          1.08 (c)   6/24/2014         1,002
                                                                                               ---------
                                                                                                   2,101
                                                                                               ---------

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7  | USAA Real Return Fund

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
--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)(h)       SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
EUR     360    Goldman Sachs Group, Inc.                              4.00%      2/02/2015     $     510
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.8%)
$     2,000    Lincoln National Corp.                                 7.00       5/17/2066         2,060
      1,500    StanCorp Financial Group, Inc.                         6.90       6/01/2067         1,519
                                                                                               ---------
                                                                                                   3,579
                                                                                               ---------
               MULTI-LINE INSURANCE (1.0%)
      1,000    Genworth Holdings, Inc.                                6.15      11/15/2066           927
      2,000    Glen Meadow Pass-Through Trust (a)                     6.51       2/12/2067         1,990
      1,500    Nationwide Mutual Insurance Co. (a)                    5.81      12/15/2024         1,521
                                                                                               ---------
                                                                                                   4,438
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
         40    Citigroup Capital XIII                                 7.88      10/30/2040         1,110
JPY 100,000    Citigroup, Inc.                                        1.27       6/04/2018           991
      1,000    General Electric Capital Corp.                         0.87 (c)   4/07/2014         1,000
      1,000    General Electric Capital Corp.                         6.38      11/15/2067         1,104
      1,000    ILFC E-Capital Trust I (a)                             5.21 (c)  12/21/2065           950
      2,000    JPMorgan Chase Capital XXI                             1.19 (c)   2/02/2037         1,585
                                                                                               ---------
                                                                                                   6,740
                                                                                               ---------
               PROPERTY & CASUALTY INSURANCE (0.9%)
      1,000    Chubb Corp.                                            6.38       3/29/2067         1,115
        500    HSB Group, Inc. (d)                                    1.15 (c)   7/15/2027           395
      1,000    Ironshore Holdings, Inc. (a)                           8.50       5/15/2020         1,171
      1,000    Progressive Corp.                                      6.70       6/15/2037         1,105
                                                                                               ---------
                                                                                                   3,786
                                                                                               ---------
               REGIONAL BANKS (1.6%)
      1,000    BB&T Corp.                                             0.94 (c)   4/28/2014         1,000
      1,000    CoBank ACB (a)                                         0.83 (c)   6/15/2022           913
      1,000    First Maryland Capital Trust I                         1.24 (c)   1/15/2027           883
      2,000    KeyCorp Capital I                                      0.99 (c)   7/01/2028         1,640
      2,800    Suntrust Capital I                                     0.91 (c)   5/15/2027         2,327
                                                                                               ---------
                                                                                                   6,763
                                                                                               ---------
               Total Financials                                                                   31,163
                                                                                               ---------
               HEALTH CARE (1.3%)
               ------------------
               BIOTECHNOLOGY (0.1%)
EUR     370    Amgen, Inc.                                            2.13       9/13/2019           524
                                                                                               ---------
               HEALTH CARE FACILITIES (0.8%)
      1,000    Community Health Systems, Inc.                         7.13       7/15/2020         1,086
      1,500    HCA Holdings, Inc.                                     6.25       2/15/2021         1,609
      1,000    Tenet Healthcare Corp. (a)                             6.00      10/01/2020         1,072
                                                                                               ---------
                                                                                                   3,767
                                                                                               ---------
               PHARMACEUTICALS (0.4%)
      1,500    Valeant Pharmaceuticals International, Inc. (a)        6.75       8/15/2021         1,624
                                                                                               ---------
               Total Health Care                                                                   5,915
                                                                                               ---------
               INDUSTRIALS (0.3%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
      1,000    Textron Financial Corp. (a)                            6.00       2/15/2067           902
                                                                                               ---------
               INDUSTRIAL CONGLOMERATES (0.1%)
CAD     200    GE Capital Canada Funding Company                      5.73      10/22/2037           216
MXN   4,000    General Electric Capital Corp.                         8.87       6/02/2018           347
                                                                                               ---------
                                                                                                     563
                                                                                               ---------
               Total Industrials                                                                   1,465
                                                                                               ---------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)(h)       SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.4%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
$       491   SunGard Data Systems, Inc.                              7.38%     11/15/2018     $     521
      1,000   Xerox Corp.                                             1.06 (c)   5/16/2014         1,001
                                                                                               ---------
                                                                                                   1,522
                                                                                               ---------
              IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250   IBM Corp.                                               2.20       2/10/2017           228
                                                                                               ---------
              Total Information Technology                                                         1,750
                                                                                               ---------
              MATERIALS (0.4%)
              ----------------
              PAPER PRODUCTS (0.4%)
      1,500   Mercer International, Inc.                              9.50      12/01/2017         1,628
                                                                                               ---------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
      1,000   Frontier Communications Corp.                           7.88       1/15/2027         1,013
         40   Qwest Corp.                                             7.38       6/01/2051         1,046
                                                                                               ---------
                                                                                                   2,059
                                                                                               ---------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        500   SBA Telecommunications, Inc.                            5.75       7/15/2020           526
                                                                                               ---------
              Total Telecommunication Services                                                     2,585
                                                                                               ---------
              UTILITIES (2.9%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
      1,350   NextEra Energy Capital, Inc.                            6.65       6/15/2067         1,361
      2,000   PPL Capital Funding, Inc.                               6.70       3/30/2067         2,012
                                                                                               ---------
                                                                                                   3,373
                                                                                               ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
      1,000   AES Corp.                                               7.38       7/01/2021         1,145
        970   Calpine Corp. (b)                                       4.00       4/02/2018           974
      1,000   NRG Energy, Inc.                                        6.63       3/15/2023         1,043
                                                                                               ---------
                                                                                                   3,162
                                                                                               ---------
              MULTI-UTILITIES (1.4%)
      1,000   Dominion Resources, Inc.                                2.53 (c)   9/30/2066           930
      1,000   Integrys Energy Group, Inc.                             6.11      12/01/2066         1,011
      2,900   Puget Sound Energy, Inc.                                6.97       6/01/2067         2,989
      1,000   Wisconsin Energy Corp.                                  6.25       5/15/2067         1,031
                                                                                               ---------
                                                                                                   5,961
                                                                                               ---------
              Total Utilities                                                                     12,496
                                                                                               ---------
              Total Corporate Obligations (cost: $72,069)                                         75,076
                                                                                               ---------
              EURODOLLAR AND YANKEE OBLIGATIONS (5.6%)

              CONSUMER DISCRETIONARY (0.7%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.7%)
      1,000   Daimler Finance N.A., LLC (a)                           1.02 (c)   4/10/2014         1,000
      2,000   Nissan Motor Acceptance Corp. (a)                       0.94 (c)   9/26/2016         2,013
                                                                                               ---------
                                                                                                   3,013
                                                                                               ---------
              Total Consumer Discretionary                                                         3,013
                                                                                               ---------

================================================================================

9  | USAA Real Return Fund

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)(h)       SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (0.1%)
               -----------------------
               PACKAGED FOODS & MEAT (0.1%)
$       500    JBS S.A.                                              10.50%      8/04/2016     $     566
                                                                                               ---------
               ENERGY (1.0%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
      2,000    BP Capital Markets plc                                 0.87 (c)   9/26/2018         2,019
                                                                                               ---------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      2,000    TransCanada Pipelines Ltd.                             6.35       5/15/2067         2,077
                                                                                               ---------
               Total Energy                                                                        4,096
                                                                                               ---------
               FINANCIALS (3.1%)
               -----------------
               DIVERSIFIED BANKS (1.2%)
      1,580    Barclays Bank plc                                      0.69 (c)           -(e)      1,059
      2,800    HSBC Bank plc                                          0.69 (c)           -(e)      1,904
      1,000    National Australia Bank Ltd. (a)                       1.19 (c)   7/25/2014         1,003
      1,000    Royal Bank of Scotland Group plc                       9.50       3/16/2022         1,175
                                                                                               ---------
                                                                                                   5,141
                                                                                               ---------
               LIFE & HEALTH INSURANCE (0.2%)
      1,000    Great-West Life & Annuity Insurance Capital, LP (a)    7.15       5/16/2046         1,050
                                                                                               ---------
               MULTI-LINE INSURANCE (0.3%)
      1,000    ZFS Finance USA Trust II (a)                           6.45      12/15/2065         1,085
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      1,000    KFW                                                    0.30 (c)   3/13/2015         1,001
                                                                                               ---------
               PROPERTY & CASUALTY INSURANCE (0.8%)
      1,564    Oil Insurance Ltd. (a)                                 3.22 (c)           -(e)      1,453
      2,000    QBE Capital Funding III Ltd. (a)                       7.25       5/24/2041         2,143
                                                                                               ---------
                                                                                                   3,596
                                                                                               ---------
               REINSURANCE (0.4%)
      1,500    Swiss Re Capital I, LP (a)                             6.85               -(e)      1,612
                                                                                               ---------
               Total Financials                                                                   13,485
                                                                                               ---------
               INDUSTRIALS (0.5%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.5%)
      2,000    Hutchison Whampoa International Ltd. (a)               6.00               -(e)      2,125
                                                                                               ---------
               MATERIALS (0.2%)
               ----------------
               GOLD (0.2%)
      1,000    Eldorado Gold Corp. (a)                                6.13      12/15/2020         1,005
                                                                                               ---------
               Total Eurodollar and Yankee Obligations (cost: $22,775)                            24,290
                                                                                               ---------
               FOREIGN CORPORATE BONDS (3.0%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.2%)
GBP     300    Volkswagen Financial Services N.V.                     1.25      12/15/2016           497
EUR     360    Volkswagen International Finance N.V.                  3.50       2/02/2015           508
                                                                                               ---------
                                                                                                   1,005
                                                                                               ---------
               Total Consumer Discretionary                                                        1,005
                                                                                               ---------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)(h)       SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (0.1%)
               -----------------------
               DISTILLERS & VINTNERS (0.1%)
EUR     370    Bacardi Ltd.                                           2.75%      7/03/2023     $     516
                                                                                               ---------
               Total Consumer Staples                                                                516
                                                                                               ---------
               ENERGY (0.1%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
GBP     130    BP Capital Markets plc                                 4.33      12/10/2018           235
CAD     240    BP Capital Markets plc                                 2.74       2/24/2017           221
                                                                                               ---------
                                                                                                     456
                                                                                               ---------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
CAD     230    Trans-Canada Pipelines                                 3.65      11/15/2021           217
                                                                                               ---------
                                                                                                     217
                                                                                               ---------
               Total Energy                                                                          673
                                                                                               ---------
               FINANCIALS (1.2%)
               -----------------
               DIVERSIFIED BANKS (0.7%)
CNY   1,900    Bank of China Ltd.                                     3.45       1/16/2017           306
CAD     240    Bank of Nova Scotia                                    3.04      10/18/2024           220
GBP     130    Barclays Bank plc                                      5.75       8/17/2021           250
EUR     340    BNP Paribas                                            5.43       9/07/2017           531
GBP     140    Commonwealth Bank of Australia                         3.88      12/14/2015           244
EUR     350    Danske Bank A/S                                        3.88       5/18/2016           513
GBP     130    Lloyds Bank plc                                        4.88       3/30/2027           241
EUR     360    Rabobank Nederland                                     3.75      11/09/2020           532
CAD     250    Royal Bank of Canada                                   2.05       1/13/2015           228
                                                                                               ---------
                                                                                                   3,065
                                                                                               ---------
               DIVERSIFIED CAPITAL MARKETS (0.3%)
CHF     450    Credit Suisse London                                   2.13       2/05/2015           517
EUR     350    Deutsche Bank AG                                       5.00       6/24/2020           547
                                                                                               ---------
                                                                                                   1,064
                                                                                               ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
EUR     350    ING Bank N.V.                                          3.88       5/24/2016           513
EUR     360    KFW                                                    1.88       3/20/2019           521
                                                                                               ---------
                                                                                                   1,034
                                                                                               ---------
               Total Financials                                                                    5,163
                                                                                               ---------
               GOVERNMENT (0.5%)
               -----------------
               FOREIGN GOVERNMENT (0.5%)
EUR     350    European Financial Stability Facility                  2.63       5/02/2019           520
EUR     360    European Financial Stability Facility                  2.00       5/15/2017           519
EUR     700    European Union                                         2.75       9/21/2021         1,054
                                                                                               ---------
                                                                                                   2,093
                                                                                               ---------
               Total Government                                                                    2,093
                                                                                               ---------
               HEALTH CARE (0.1%)
               ------------------
               PHARMACEUTICALS (0.1%)
EUR     350    Teva Pharmaceutical Finance IV B.V.                    2.88       4/15/2019           511
                                                                                               ---------
                                                                                                     511
                                                                                               ---------
               Total Health Care                                                                     511
                                                                                               ---------
               MATERIALS (0.6%)
               ----------------
               DIVERSIFIED METALS & MINING (0.5%)
EUR     350    BHP Billiton Finance Ltd.                              3.25       9/24/2027           512

================================================================================

11  | USAA Real Return Fund

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)(h)       SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
AUD     480    BHP Billiton Finance Ltd.                              3.75%     10/18/2017     $     444
CHF     500    Glencore Finance Europe                                2.63      12/03/2018           598
EUR     380    Xstrata Finance Dubai Ltd.                             1.50       5/19/2016           529
                                                                                               ---------
                                                                                                   2,083
                                                                                               ---------
               STEEL (0.1%)
EUR     370    Vale S.A.                                              3.75       1/10/2023           529
                                                                                               ---------
                                                                                                     529
                                                                                               ---------
               Total Materials                                                                     2,612
                                                                                               ---------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR     360    Deutsche Telekom International Finance B.V.            4.00       1/19/2015           511
                                                                                               ---------
                                                                                                     511
                                                                                               ---------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
GBP     150    Vodafone Group plc                                     4.63       9/08/2014           254
                                                                                               ---------
                                                                                                     254
                                                                                               ---------
               Total Telecommunication Services                                                      765
                                                                                               ---------
               Total Foreign Corporate Bonds (cost: $12,739)                                      13,338
                                                                                               ---------
               FOREIGN GOVERNMENT OBLIGATIONS (1.3%)

               GOVERNMENT (1.3%)
               -----------------
CAD     240    Financement-Quebec                                     2.40      12/01/2018           220
EUR     340    Government of France                                   3.25      10/25/2021           526
JPY  38,550    Japan                                                  2.20       6/22/2020           418
JPY 124,250    Japan                                                  1.60       6/20/2030         1,281
JPY  42,450    Japan                                                  0.80       6/20/2022           422
JPY  42,550    Japan                                                  1.30      12/20/2014           416
JPY  40,950    Japan                                                  1.30       3/20/2019           418
PLN     931    Poland Government Bond                                 3.75       4/25/2018           311
CAD     185    Province of British Columbia                           5.70       6/18/2029           210
CAD     245    Province of Ontario                                    2.85       6/02/2023           216
AUD     445    Queensland Treasury Corp.                              6.00       4/21/2016           437
EUR     340    Republic of Austria (a)                                3.15       6/20/2044           516
GBP     130    UK Treasury                                            4.25       3/07/2036           245
GBP     130    UK Treasury                                            3.75       9/07/2020           237
                                                                                               ---------
                                                                                                   5,873
                                                                                               ---------
               Total Foreign Government Obligations (cost: $6,044)                                 5,873
                                                                                               ---------
               FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

               FINANCIALS (0.0%)
SEK   1,050    Kommuninvest I Sverige AB (cost: $165)                 2.75       8/12/2015           166
                                                                                               ---------
               Total Foreign Mortgage-Backed Securities (cost: $165)                                 166
                                                                                               ---------
               ASSET-BACKED SECURITIES (2.0%)

               FINANCIALS (2.0%)
               -----------------
               ASSET-BACKED FINANCING (2.0%)
$     1,734    Access Group, Inc. (a)                                 0.65       2/25/2036         1,726
        318    Ari Fleet Lease Trust (a)                              0.71       3/15/2020           319
        738    Arran Residential Mortgages Funding plc (a)            1.69      11/19/2047           746
      2,000    Educational Funding of the South                       0.89       4/25/2035         2,004
        289    Holmes Master Issuer plc (a)                           1.64      10/15/2054           289
      1,723    Nelnet Student Loan Trust (a)                          0.75       6/25/2041         1,732

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$    1,703     Trip Rail Master Funding, LLC (a)                      2.66%      7/15/2041     $   1,748
                                                                                               ---------
                                                                                                   8,564
                                                                                               ---------
               Total Financials                                                                    8,564
                                                                                               ---------
               Total Asset-Backed Securities (cost: $8,585)                                        8,564
                                                                                               ---------
               COMMERCIAL MORTGAGE SECURITIES (1.8%)

               FINANCIALS (1.8%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
     2,000     Bear Stearns Commercial Mortgage Securities, Inc.      4.99       9/11/2042         2,079
     1,000     GE Capital Commercial Mortgage Corp.                   5.46       3/10/2044           985
     1,000     GS Mortgage Securities Corp. II                        6.04       8/10/2038         1,000
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.04      10/15/2042         1,031
     1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                     5.57       4/15/2043         1,027
     1,000     Merrill Lynch Mortgage Trust                           5.14       7/12/2038         1,038
       500     Merrill Lynch Mortgage Trust                           5.86       5/12/2039           506
                                                                                               ---------
                                                                                                   7,666
                                                                                               ---------
               Total Financials                                                                    7,666
                                                                                               ---------
               Total Commercial Mortgage Securities (cost: $7,087)                                 7,666
                                                                                               ---------
               U.S. TREASURY SECURITIES (14.1%)

               INFLATION-INDEXED NOTES (14.1%)
       551     0.13%, 1/15/2022                                                                      540
     9,132     0.13%, 1/15/2023                                                                    8,843
     1,509     0.13%, 4/15/2016                                                                    1,551
     3,338     0.13%, 4/15/2017                                                                    3,435
     5,399     0.13%, 4/15/2018                                                                    5,526
       707     0.13%, 7/15/2022                                                                      693
     1,879     0.38%, 7/15/2023                                                                    1,860
       179     0.50%, 4/15/2015                                                                      183
     1,047     0.63%, 7/15/2021                                                                    1,079
       173     0.63%, 2/15/2043                                                                      145
       478     0.75%, 2/15/2042                                                                      418
     4,526     1.13%, 1/15/2021                                                                    4,808
     8,757     1.25%, 7/15/2020                                                                    9,445
        30     1.38%, 7/15/2018                                                                       33
     3,614     1.38%, 1/15/2020                                                                    3,909
       479     1.63%, 1/15/2015                                                                      492
       166     1.63%, 1/15/2018                                                                      181
       344     1.75%, 1/15/2028                                                                      381
       382     1.88%, 7/15/2015                                                                      401
       333     1.88%, 7/15/2019                                                                      371
       393     2.00%, 7/15/2014                                                                      400
     1,922     2.00%, 1/15/2016                                                                    2,041
       427     2.00%, 1/15/2026                                                                      486
       234     2.13%, 1/15/2019                                                                      262
       228     2.13%, 2/15/2040                                                                      274
       375     2.13%, 2/15/2041                                                                      451
       546     2.38%, 1/15/2017                                                                      599
       646     2.38%, 1/15/2025                                                                      762
       387     2.38%, 1/15/2027                                                                      460
       411     2.50%, 7/15/2016                                                                      449
     6,896     2.50%, 1/15/2029                                                                    8,385
     1,566     2.63%, 7/15/2017                                                                    1,755
        88     3.38%, 4/15/2032                                                                      122
       278     3.63%, 4/15/2028                                                                      378

================================================================================

13  | USAA Real Return Fund

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                               RATE        MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$       433    3.88%, 4/15/2029                                                                $     611
                                                                                               ---------
               Total Inflation-Indexed Notes                                                      61,729
                                                                                               ---------
               Total U.S. Treasury Securities (cost: $61,084)                                     61,729
                                                                                               ---------
               MUNICIPAL BONDS (0.2%)

               APPROPRIATED DEBT (0.2%)
               ------------------------
      1,000    Univ. of California                                    0.74% (c)  7/01/2041(f)      1,000
                                                                                               ---------
               Total Municipal Bonds (cost: $1,000)                                                1,000
                                                                                               ---------
               Total Bonds (cost: $191,548)                                                      197,702
                                                                                               ---------
               MONEY MARKET INSTRUMENTS (4.5%)

               VARIABLE-RATE DEMAND NOTES (0.2%)

               MUNICIPAL BONDS (0.2%)
               ----------------------
               AIRPORT/PORT (0.2%)
        995    Clark County (LOC - Landesbank
                 Baden-Wurttemberg)                                   0.12       7/01/2029           995
                                                                                               ---------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (4.3%)
 18,658,315    State Street Institutional Liquid Reserve Fund, 0.08% (g)                          18,658
                                                                                               ---------
               Total Money Market Instruments (cost: $19,653)                                     19,653
                                                                                               ---------

               TOTAL INVESTMENTS (COST: $424,396)                                              $ 434,797
                                                                                               =========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                     $48,123            $--               $--        $48,123
  Preferred Stocks                                       --          1,123                --          1,123
  Fixed-Income Exchange-Traded Funds                  5,605             --                --          5,605
International Equity Securities:
  Common Stocks                                      11,381             --                --         11,381
  Exchange-Traded Funds                              68,149             --                --         68,149
  Fixed-Income Exchange-Traded Funds                  9,653             --                --          9,653
Precious Metals and Commodity-Related
Securities:
  Gold                                               15,440             --                --         15,440
  Platinum Group Metals                                 297             --                --            297
  Silver                                                785             --                --            785
  Exchange-Traded Funds                              27,521             --                --         27,521
Global Real Estate Equity Securities:
  Common Stocks                                      15,367             --                --         15,367
  Exchange-Traded Funds                              13,998             --                --         13,998
Bonds:
  Corporate Obligations                               1,046         73,635               395         75,076
  Eurodollar And Yankee Obligations                      --         24,290                --         24,290
  Foreign Corporate Bonds                                --         13,338                --         13,338
  Foreign Government Obligations                         --          5,873                --          5,873
  Foreign Mortgage-Backed Securities                     --            166                --            166
  Asset-Backed Securities                                --          8,564                --          8,564
  Commercial Mortgage Securities                         --          7,666                --          7,666
  U.S. Treasury Securities                           61,729             --                --         61,729
  Municipal Bonds                                        --          1,000                --          1,000
Money Market Instruments:
  Variable-Rate Demand Notes                             --            995                --            995
  Money Market Funds                                 18,658             --                --         18,658
-----------------------------------------------------------------------------------------------------------
Total                                              $297,752       $136,650              $395       $434,797
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                          CORPORATE BONDS
-----------------------------------------------------------------------------------------
Balance as of December 31, 2013                                                        $0
Purchases                                                                               -
Sales                                                                                   -
Transfers into Level 3                                                                390
Transfers out of Level 3                                                                -
Net realized gain (loss) on investments                                                 -
Change in net unrealized appreciation/depreciation of investments                       5
-----------------------------------------------------------------------------------------
Balance as of March 31, 2014                                                         $395
-----------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, a corporate bond with a fair value of $390,000 was transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, this security had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

15  | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

16  | USAA Real Return Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

================================================================================

17  | USAA Real Return Fund

================================================================================

markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks, which are valued based on methods discussed in Note A2, certain bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and all variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2014, were $24,175,000 and $13,774,000, respectively, resulting in net unrealized appreciation of $10,401,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $437,941,000 at March 31, 2014, and, in total, may not equal 100%. Investments in foreign securities were 30.9% of net assets at March 31, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

19  | USAA Real Return Fund

================================================================================

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
AUD     Australian dollars
CAD     Canadian dollars
CHF     Swiss Francs
CNY     China Yuan Renminbi
EUR     Euro dollars
GBP     UK Pound Sterling
JPY     Japanese Yen
MXN     Mexican Peso
PLN     Polish Zloty
REIT    Real estate investment trust
SEK     Swedish Krona
TIPS U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board), unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2014.
(d) Security was fair valued at March 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $395,000, which represented 0.1% of net assets of the Fund.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(g) Rate represents the money market fund annualized seven-day yield at March 31, 2014.
(h)  In U.S. dollars unless otherwise noted.
*    Non-income-producing security.

================================================================================

21  | USAA Real Return Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     05/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/27/2014
         ------------------------------